TAXES IN INSTALLMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Taxes In Installments
Schedule of taxes in installments

		Consolidated
	12/31/2023	12/31/2022
Federal REFIS Law 11.941/09	9,942	17,585
Federal REFIS Law 12.865/13	34,775	39,522
Other taxes in installments	185,107	407,720
	229,824	464,827

Classified:
Current	75,735	280,721
Non-current	154,089	184,106
	229,824	464,827